Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Fair value of derivative instruments	$ 111,252	$ 181,858
Payroll and related accruals	99,885	100,756
Deferred revenue	69,000	63,368
Accrued expenses	62,469	54,271
Other liabilities	54,548	66,589
Operating lease liabilities	22,220	22,048
Cash collateral	21,755	9,200
Income taxes payable	13,980	27,669
Accrued royalties	12,877	12,559
Accrued contingent consideration and milestone payments	8,181	24,100
Accrued interest on long-term debt	5,431	4,488
Restructuring accruals	4,639	1,714
Total accrued and other current liabilities	$ 486,237	$ 568,620